Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	1.50%	1.00%	1.00%
Weighted average fair value per option granted			$ 16.89
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 25.77	$ 25.97	$ 29.16
Risk-free interest rates, Minimum	4.06%	3.65%	3.50%
Expected exercise multiple	2.2	2.2	2.2
Expected volatility, Minimum	49.20%	49.00%	51.00%
Weighted average fair value per option granted	$ 7.36	$ 3.21	$ 4.12
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 27.93	$ 34.44	$ 35.87
Risk-free interest rates, Maximum	4.46%	4.41%	4.72%
Expected exercise multiple	2.8	2.8	2.8
Expected volatility, Maximum	50.00%	50.38%	54.19%
Weighted average fair value per option granted	$ 13.51	$ 18.32	$ 18.91